UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS International Value Opportunities Fund

	Shares	Value ($)

Common Stocks 91.7%
Australia 1.5%
Australia & New Zealand Banking Group Ltd. (Cost $167,145)	8,000	191,048
Austria 3.6%
Andritz AG	1,000	67,681
Boehler-Uddeholm AG	1,500	145,844
OMV AG	3,500	232,316

(Cost $407,799)		445,841

Belgium 5.0%
Agfa Gevaert NV	8,000	208,937
KBC Groep NV	1,500	206,979
Umicore	1,000	213,431

(Cost $562,625)		629,347
Canada 0.8%
Petro-Canada (Cost $91,584)	2,000	100,916
Denmark 1.6%
Dampskibsselskabet Torm AS (Cost $161,871)	5,000	197,803
Finland 0.6%
Nokia Oyj (Cost $56,404)	2,800	76,669
France 4.1%
Carrefour SA	1,500	109,312
France Telecom SA*	6,500	199,673
Vinci SA	2,600	205,708

(Cost $466,227)		514,693
Germany 16.1%
Bilfinger Berger AG	2,000	197,850
DaimlerChrysler AG (Registered)	2,500	229,248
Deutsche Post AG (Registered)	6,500	206,757
Deutsche Telekom AG (Registered)	5,000	92,708
E.ON AG	1,500	246,599
Hochtief AG	2,000	231,838
Hypo Real Estate Holding AG	2,500	172,533
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,000	188,242
RWE AG	2,000	226,591
Siemens AG (Registered)	1,700	224,031

(Cost $1,753,884)		2,016,397
Ireland 1.0%
Allied Irish Banks PLC (Cost $95,790)	4,000	120,669
Italy 2.2%
Enel SpA	12,000	136,519
Telecom Italia SpA	50,000	144,983

(Cost $255,227)		281,502
Japan 12.9%
Japan Tobacco, Inc.	20	104,191
Mitsubishi Corp.	9,000	219,269
Mitsubishi UFJ Financial Group, Inc.	10	115,037
Mizuho Financial Group, Inc.	20	141,495
Nippon Oil Corp.	20,000	169,926
Promise Co., Ltd.	3,000	104,273
Sumitomo Corp.	12,000	217,913
T&D Holdings, Inc.	2,000	135,251
Toyota Motor Corp.	3,500	209,942
Yakult Honsha Co., Ltd.	8,000	191,947

(Cost $1,597,586)		1,609,244
Liechtenstein 1.2%
Liechtensteinische Landesbank AG (Cost $133,895)	1,500	155,413

Netherlands 6.3%
Arcelor Mittal	4,000	240,154
European Aeronautic Defence & Space Co.	8,000	251,564
Koninklijke Boskalis Westminster NV	6,000	221,773
Royal Dutch Shell PLC "A"	2,000	74,531

(Cost $664,473)		788,022
Norway 6.4%
Aker Kvaerner ASA	9,000	220,854
BW Gas ASA	12,000	161,163
Statoil ASA*	6,000	163,899
Stepstone ASA*	70,000	255,341

(Cost $730,961)		801,257
Spain 1.0%
Sociedad General de Aguas de Barcelona SA*	35	1,295
Sociedad General de Aguas de Barcelona SA "A"	3,500	129,509

(Cost $97,571)		130,804
Sweden 5.2%
Atlas Copco AB "A"	10,000	168,006
Atlas Copco AB "Redemption Shares"*	5,000	28,832
Husqvarna AB "A"	3,000	47,042
Husqvarna AB "B"	10,000	151,747
OMX AB	8,000	258,404

(Cost $498,277)		654,031
Switzerland 5.6%
ABB Ltd. (Registered)	10,000	213,912
Novartis AG (Registered)	1,500	84,320
Swiss Re (Registered)	2,000	190,398
Zurich Financial Services AG (Registered)	700	214,178

(Cost $679,209)		702,808
United Kingdom 14.3%
Anglo American PLC	3,500	210,613
Associated British Foods PLC	12,000	220,385
British American Tobacco PLC	6,000	203,277
Centrica PLC	22,000	166,952
Daily Mail & General Trust "A"	8,000	133,459
First Choice Holidays PLC	30,000	212,075
Forth Ports PLC	3,500	142,349
Kingfisher PLC	34,005	167,155
Lloyds TSB Group PLC	12,000	136,627
Prudential PLC	13,000	194,733

(Cost $1,546,668)		1,787,625
United States 2.3%
New York Times Co. "A"	5,000	125,550
Smurfit-Stone Container Corp.*	12,500	161,625

(Cost $269,409)		287,175

Total Common Stocks (Cost $10,236,605)		11,491,264
Preferred Stock 1.6%
Germany
Eurokai KGaA (Cost $104,459)	2,000	200,783

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $10,341,064)	93.3	11,692,047
Other Assets and Liabilities, Net	6.7	833,762

Net Assets	100.0	12,525,809

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.

At May 31, 2007, the DWS International Value Opportunities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Industrials	3,053,607	26.1%
Financials	2,525,280	21.6%
Energy	1,321,408	11.3%
Consumer Discretionary	1,276,218	10.9%
Materials	971,667	8.3%
Utilities	906,170	7.8%
Consumer Staples	830,407	7.1%
Telecommunication Services	437,364	3.7%
Health Care	293,257	2.5%
Information Technology	76,669	0.7%
Total Common and Preferred Stocks	11,692,047	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007